Reverse takeover, Summary (FY) (Details)	Nov. 04, 2022 $ / shares shares	Nov. 06, 2024 $ / shares shares	Oct. 29, 2024 $ / shares	Oct. 08, 2024 $ / shares	Jul. 31, 2024 shares	Sep. 22, 2023 $ / shares	Aug. 22, 2023 $ / shares	Aug. 04, 2023 $ / shares	Nov. 04, 2022 USD ($) $ / shares shares
Reverse Takeover of Business [Abstract]
Consolidation ratio		0.9692
Warrants outstanding (in shares)		22,699,987			1,328,846
Exercise price of warrant (in dollars per share) | $ / shares		$ 1.52	$ 1.31	$ 6.73		$ 1.31	$ 1.31	$ 1.31
DevvStream Holdings, Inc. [Member]
Reverse Takeover of Business [Abstract]
Consolidation ratio									28.09
Exercise price of warrant (in dollars per share) | $ / shares			$ 0.2			$ 0.2	$ 0.2	$ 0.2
DevvStream Holdings, Inc. [Member] | SVS [Member]
Reverse Takeover of Business [Abstract]
Stock conversion ratio									1
DevvStream Holdings, Inc. [Member] | MVS [Member]
Reverse Takeover of Business [Abstract]
Stock conversion ratio									1
DevvStream Holdings, Inc. [Member] | DESG [Member]
Reverse Takeover of Business [Abstract]
Consolidation ratio									28.09
Number of shares retained on reverse takeover (in shares)	1,249,789
Fair value per share (in dollars per share) | (per share)	$ 0.6								$ 0.44
Percentage of owned shares									91.00%
DevvStream Holdings, Inc. [Member] | DESG [Member] | SVS [Member]
Reverse Takeover of Business [Abstract]
Number of shares issued (in shares)	20,543,751
Number of shares retained on reverse takeover (in shares)	1,249,789
Fair value per share (in dollars per share) | (per share)	$ 0.6								$ 0.44
DevvStream Holdings, Inc. [Member] | DESG [Member] | MVS [Member]
Reverse Takeover of Business [Abstract]
Number of shares issued (in shares)	4,650,000
DevvStream Holdings, Inc. [Member] | Finco [Member]
Reverse Takeover of Business [Abstract]
Number of shares issued (in shares)	5,456,250
Fair value per share (in dollars per share) | (per share)	$ 0.6								$ 0.44
Warrants outstanding (in shares)									2,997,975
Exercise price of warrant (in dollars per share) | $ / shares	1.5
Fair value of the warrants | $									$ 760,932
Share price (in dollars per share) | $ / shares	$ 0.6
Expected dividend yield	0.00%
Expected-volatility	150.00%
Risk-free interest rate	4.08%
Expected remaining life	2 years
Transaction costs | $									$ 114,930
DevvStream Holdings, Inc. [Member] | Finco [Member] | SVS [Member]
Reverse Takeover of Business [Abstract]
Number of shares issued (in shares)	5,456,250